Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000040838 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000040838 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000040838 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000040838 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000040838 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000040838 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000040838 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000040838 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000040838 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040838 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040838 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000040838 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000040838 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000040838 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040838 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040838 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049244 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000049244 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000049244 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000049244 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000049244 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000049244 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000049244 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000049244 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000049244 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049244 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049244 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000049244 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000049244 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000049244 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000049244 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049244 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049245 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000049245 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000049245 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000049245 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000049245 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000049245 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000049245 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000049245 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000049245 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049245 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049245 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000049245 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000049245 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000049245 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000049245 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049245 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244830 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000244830 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000244830 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244830 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244830 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244830 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000244830 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244830 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244830 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244830 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244830 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000244830 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000244830 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244830 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244830 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244830 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%